Taxes - Additional Information (Details)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]:
Applicable Tax	4.00%
US related gross transportation income that tax applies	50.00%
Ownership Income Tax Percentage	50.00%